IMPAIRMENT OF LONG-LIVED ASSETS - Reversal or recognition of Impairment Loss Administration Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	R$ 7,679,144
Balance at end of the year	7,882,628	R$ 7,679,144
Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	316,288
Balance at end of the year	316,288	316,288
Intangible assets and goodwill | Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	316,288	48,444	R$ 264,253
Additions		267,844
Reversals			(215,809)
Balance at end of the year		316,288	48,444
Goodwill | Livramento | Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	233,989		215,340
Additions		233,989
Reversals			(215,340)
Balance at end of the year		233,989
Intangible assets other than goodwill | UGC LT Salto Santiago - Ivalpor - Cascavel | Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	33,855
Additions		33,855
Balance at end of the year		33,855
Intangible assets other than goodwill | Others | Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	R$ 48,444	48,444	48,913
Reversals			(469)
Balance at end of the year		R$ 48,444	R$ 48,444